August 28, 1998



Report to Fellow Shareholders:

      During its most recent meeting in August of 1998 the Federal Reserve Board (Fed) left the Federal funds target rate unchanged at 5.50%. In fact, for the past 17 months, the target rate has remained unchanged at 5.50%. This indicates the Fed believes by keeping the rate steady the economy won't expand too fast; which could trigger inflation or cool down too much which could precede a recession.

      The first quarter of 1998 displayed signs of a healthy U.S. economy with the Gross Domestic Products (GDP) rising at an annualized rate of 5.50%. After the July 1998 meeting the Fed left it's target rate unchanged and kept its bias towards raising rates to possibly slow down the ongoing strong U.S. economy. However, recent developments, particularly slumping economies around the world, have dampened enthusiasm in the U.S. stock market especially for those companies with large overseas interests. Combined with an estimated second quarter annualized GDP of approximately 1.6% (which is much less than 1998's first quarter) and benign inflation numbers as indicated by the Consumer Price Index (CPI) which rose just less than 0.90% for the first seven months of 1998; many forecasters are guessing the Fed will keep the Fed funds rate at its current level in the near future.

      Currently, in late August 1998, Nicholas Money Market Fund (the Fund) has achieved an all time high in total net assets by increasing over 33% from the beginning of the year. This bodes well for yield investors such as those in a money market fund because a larger fund size should dilute expenses thus increasing total return. The 7-day current and effective yields of the Fund fell from 5.40% and 5.55% at December 31, 1997 to 5.19% and 5.32% at June 30, 1998. The Fund's weighted average maturity at June 30, 1998 was 41 days and its portfolio was invested at 93% in high quality commercial paper. Of 885 taxable money funds tracked by IBC's Money Market Insight, a service of IBC Financial Data, Inc., Nicholas Money Market ranked in the top half for yield and total return for the one and 12 month periods ended June 30, 1998.


                                                                            Yield As Of   Yield As Of
                                                                              6/30/98       7/31/98
                                                                            -----------   -----------
Current 7-day* .............................................................   5.19%         5.19%
Effective 7-day* ...........................................................   5.32%         5.32%
Current 12-month* ..........................................................   5.20%         5.18%
Effective 12-month* ........................................................   5.32%         5.30%


      Since Fed fund rate changes directly effect the economy it will be interesting to see, after a long period of constant levels, whether the Fed will react to the volatility in current U.S. and world stock and bond markets by altering the target Fed funds rate in their continuing effort to balance economic growth versus price level increases.


                                                     Sincerely,


                                                     /S/ Albert O. Nicholas
                                                     ----------------------
                                                     Albert O. Nicholas
                                                     President



*The current yield represents the annualized net investment income per share for the stated time periods. The effective yield assumes compounding. All performance and ranking data is historical and does not represent future results. An investment in the Fund is neither insured nor guaranteed by the United States Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
Financial Highlights
(For a share outstanding throughout each period)
-------------------------------------------------------------------------------

                                              Six Months                  Year ended December 31,
                                             Ended 6/30/98     ------------------------------------------------
                                              (unaudited)      1997         1996      1995      1994       1993
                                             -------------     ----         ----      ----      ----       ----
NET ASSET VALUE, BEGINNING OF PERIOD             $1.00        $1.00        $1.00     $1.00     $1.00      $1.00

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.026        0.052        0.050     0.055     0.038      0.027
                                                 -----        -----        -----      -----     -----      -----
  LESS DISTRIBUTIONS:
  Dividends (from net
     investment income)                         (0.026)      (0.052)      (0.050)   (0.055)   (0.038)    (0.027)
                                                 -----        -----         -----     -----     -----      -----

NET ASSET VALUE, END OF PERIOD                   $1.00        $1.00         $1.00     $1.00     $1.00      $1.00
                                                 -----        -----         -----     -----     -----      -----
                                                 -----        -----         -----     -----     -----      -----
TOTAL RETURN                                      2.61%        5.26%         5.14%     5.64%     3.90%      2.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)            $138.9       $117.8        $119.1    $111.8    $118.1     $122.5

Ratio of expenses to average net assets          0.51%*        .51%          .52%      .51%      .53%       .54%

Ratio of net investment income
  to average net assets                          5.12%*       5.15%         5.02%     5.50%     3.83%     2.67%


 *Annualized

                 The accompanying notes to financial statements are an
                       integral part of these statements.

NICHOLAS FAMILY OF FUNDS
Services Offered
---------------------------------------------------------------------
* IRAs
        *Traditional    *Educational
        *Roth           *SEP

*Self-employed Master Retirement Plan
        *Money Purchase *Profit Sharing

*Automatic Investment Plan

*Direct Deposite of Distributions

*Systematic Withdrawl Plan

*Monthly Automatic Exchange between Funds

*Telephone Redemption (Regular accounts only)

*Telephone Exchange

*24-hour Automated Account Information (800-544-6547)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Family of Funds.

                         800-227-5987

Statement of Net Assets
June 30, 1998 (unaudited)
-------------------------------------------------------------------------------

                                                                              Yield to      Amortized
    Principal                                                     Maturity    Maturity         Cost
     Amount                                                         Date    (Note 1 (b))   (Note 1 (a))
    ---------                                                   ----------   ---------- -----------------
    COMMERCIAL PAPER - 93.25%
     $1,000,000 Fiserv, Inc.                                     07/01/98       5.80%        1,000,000
      2,400,000 Fiserv, Inc.                                     07/02/98       5.83%        2,399,620
      2,750,000 Sears Roebuck Acceptance Corporation             07/06/98       5.66%        2,747,892
        431,000 LOCAP, Inc.                                      07/06/98       6.09%          430,641
      2,400,000 Bear Stearns Companies, Inc. (The)               07/07/98       5.65%        2,397,792
      1,175,000 Panasonic Finance America, Inc.                  07/07/98       5.61%        1,173,921
      4,710,000 General Motors Acceptance Corporation            07/08/98       5.64%        4,704,935
      1,300,000 CS First Boston, Inc.                            07/09/98       5.64%        1,298,414
        300,000 LOCAP, Inc.                                      07/09/98       5.85%          299,617
        625,000 Chrysler Financial Corporation                   07/10/98       5.64%          624,137
      1,550,000 Newell Company                                   07/10/98       5.62%        1,547,861
      3,000,000 Torchmark Corporation                            07/10/98       5.74%        2,995,762
      1,500,000 Newell Company                                   07/13/98       5.64%        1,497,230
      1,175,000 Sears Roebuck Acceptance Corporation             07/13/98       5.65%        1,172,834
      3,450,000 Chrysler Financial Corporation                   07/14/98       5.64%        3,443,123
      4,250,000 American General Corporation                     07/15/98       5.63%        4,240,877
      1,660,000 American Honda Finance Corporation               07/16/98       5.65%        1,656,175
        600,000 Dover Corporation                                07/16/98       5.65%          598,613
      2,475,000 General Signal Corporation                       07/16/98       5.65%        2,469,277
        500,000 Hitachi Credit America Corporation               07/17/98       5.70%          498,767
      1,600,000 Newell Company                                   07/17/98       5.63%        1,596,075
      3,250,000 American Honda Finance Corporation               07/20/98       5.66%        3,240,515
      3,900,000 Rexam plc  .                                     07/21/98       5.67%        3,888,040
      2,200,000 Weyerhauser Real Estate Company                  07/21/98       5.62%        2,193,253
      2,120,000 Novartis Finance Corporation                     07/22/98       5.62%        2,113,198
        925,000 Universal Foods Corporation                      07/23/98       5.83%          921,778
      3,000,000 Wausau-Mosinee Paper Corporation                 07/23/98       5.82%        2,989,550
      2,000,000 American Honda Finance Corporation               07/24/98       5.63%        1,992,959
        975,000 Ford Motor Credit Company                        07/24/98       5.64%          971,580
      2,500,000 Bear Stearns Company, Inc. (The)                 07/27/98       5.67%        2,490,033
      3,000,000 Rexam plc                                        07/28/98       5.64%        2,987,580
      1,445,000 Stanley Works (The)                              07/28/98       5.66%        1,439,029
      1,940,000 Stanley Works (The)                              07/28/98       5.65%        1,931,939
      2,175,000 Sears Roebuck Acceptance Corporation             07/29/98       5.66%        2,165,645
        500,000 Ford Motor Credit Company                        07/30/98       5.63%          497,781
      3,500,000 Weyerhauser Real Estate Company                  07/30/98       5.66%        3,484,352
      1,225,000 Weyerhauser Real Estate Company                  07/30/98       5.66%        1,219,523
      1,340,000 General Electric Capital Corporation             07/31/98       5.63%        1,333,847
        425,000 Hitachi Credit America Corporation               08/03/98       5.70%          422,838
      1,500,000 Novartis Finance Corporation                     08/03/98       5.63%        1,492,424
        750,000 Sears Roebuck Acceptance Corporation             08/03/98       5.66%          746,184
      2,000,000 Fiserv, Inc.                                     08/04/98       5.84%        1,989,233
      2,200,000 Wausau-Mosinee Paper Corporation                 08/04/98       5.82%        2.188.157
      5,000,000 CS First Boston, Inc.                            08/05/98       5.67%        4,973,215
      1,075,000 Bear Stearns Company, Inc. (The)                 08/06/98       5.66%        1,069,055
      1,650,000 Wausau-Mosinee Paper Corporation                 08/06/98       5.82%        1,640,595
      3,100,000 Deere & Company                                  08/07/98       5.64%        3,082,445
      1,500,000 Banta Corporation                                08/10/98       5.83%        1,490,500
      4,675,000 Universal Foods Corporation                      08/10/98       5.87%        4,645,132
      3,000,000 Banta Corporatin                                 08/11/98       5.83%        2,980,525
      2,250,000 Hitachi Credit America Corporation               08/12/98       5.70%        2,235,431
      5,475,000 Ford Motor Credit Company                        08/13/98       5.65%        5,438,902
      1,130,000 Norwest Financial, Inc.                          08/14/98       5.65%        1,122,376
      3,850,000 Deere & Company                                  08/17/98       5.65%        3,822,254
        600,000 Fiserv, Inc.                                     08/17/98       5.85%          595,535
      2,000,000 American Express Credit Corporation              08/18/98       5.65%        1,985,280
        200,000 Hitachi Credit America Corporation               08/20/98       5.70%          198,456
        746,000 Hitachi Credit America Corporation               08/20/98       5.70%          740,239
      1,000,000 General Electric Capital Corporation             08/21/98       5.67%          992,223
        440,000 Novartis Finance Corporation                     08/24/98       5.68%          436,337
      1,075,000 Banta Corporation                                08/26/98       5.84%        1,065,468
      2,700,000 American General Finance Corporation             08/27/98       5.67%        2,676,359
      1,025,000 Hitachi Credit America Corporation               08/28/98       5.71%        1,015,818
        650,000 McGraw-Hill Companies                            08/28/98       5.70%          644,167
        950,000 Fiserv, Inc.                                     09/01/98       5.84%          940,674
      4,275,000 General Electric Capital Corporation             09/02/98       5.66%        4,233,704
                                                                                     ------------------
                    TOTAL COMMERCIAL PAPER                                                 129,517,691
                                                                                     ------------------
    VARIABLE RATE SECURITIES - 7.21%
      5,000,000 Anchor National Life Funding Agreement (1)(2)    07/01/98       5.88%        5,000,000
          5,540 Johnson Controls Inc. (1)                        07/01/98       5.39%            5,540
          1,485 Pitney Bowes Credit Corporation (1)              07/01/98       5.39%            1,485
      5,000,000 Morgan Stanley Group, Inc. (1)                   07/15/99       5.91%        5,000,000
                                                                                     ------------------
                    TOTAL VARIABLE RATE SECURITIES                                          10,007,025
                                                                                     ------------------
                    TOTAL INVESTMENTS                                                      139,524,716
                                                                                     ------------------
                    LIABILITIES, NET OF CASH AND RECEIVABLES (0.46%)                          (637,167)
                                                                                     ------------------
                    TOTAL NET ASSETS (Basis of percentages disclosed above)               $138,887,549
                                                                                     ==================
                    NET ASSET VALUE PER SHARE ($.0001 par value, 3,000,000,000 shares authorized), offering price and redemption price
                     ($138,887,549 / 138,887,549 shares outstanding)                             $1.00
                                                                                                 =====

    (1) These securities are subject to a demand feature as defined by the Securities and Exchange Commission.
    (2) Not readily marketable for a 90 day period.

             The accompanying notes to financial statements are an
                     integral part of this statement.

Statement of Operations
For the six months ended June 30, 1998 (unaudited)
-------------------------------------------------------------------------------
INCOME:
   Interest......................................         $3,607,850
                                                          ----------

EXPENSES:
   Management fee (Note 2).......................            189,699
   Transfer agent fees...........................             51,860
   Registration fees.............................             38,255
   Legal fees....................................             15,895
   Postage and mailing fees......................              9,107
   Directors' fees...............................              6,000
   Printing fees.................................              5,043
   Audit and tax consulting fees.................              3,000
   Custodian fees................................              2,730
   Communication fees............................              1,687
   Other operating expenses......................              2,371

                                                          ----------
                                                             325,647
                                                          ----------
   Net investment income.........................          3,282,203
                                                          ==========





             The accompanying notes to financial statements are an
                    integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 1998 (unaudited)
and the year ended December 31, 1997
-------------------------------------------------------------------------------

                                                                       1998             1997
                                                                   ------------     ------------
OPERATIONS:
    Net investment income                                          $  3,282,203     $  6,418,525

DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income
      ($0.026 and $0.052 per share, respectively)                    (3,282,203)      (6,418,525)
                                                                   ------------      ------------

             Increase in net assets
               from investment activities                               --              --
                                                                   ------------      -----------

CAPITAL SHARE TRANSACTIONS (all at $1.00 per share):
    Proceeds from shares issued                                      69,974,799      107,137,781
    Net asset value of shares issued in distributions from net
      investment income                                               3,182,872        6,120,725
    Cost of shares redeemed                                         (52,068,931)    (114,531,769)
             Increase (decrease) in net assets derived from        ------------     ------------
               capital share transactions                            21,088,740       (1,273,263)
                                                                   ------------     ------------

             Total increase (decrease) in net assets                 21,088,740       (1,273,263)
                                                                   ------------     ------------


NET ASSETS, at the beginning of the period                          117,798,809      119,072,072
                                                                   ------------     ------------

NET ASSETS, at the end of the period                               $138,887,549     $117,798,809
                                                                   ============     ============




             The accompanying notes to financial statements are an
                       integral part of these statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -

        The Nicholas Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment company. The primary objective of the Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. The following is a summary of significant accounting policies followed by the Fund.

        (a) Securities held by the Fund, which are purchased at a discount or premium, are valued on the basis of amortized cost, done on a straight line method which is not materially different than the level yield method. Amortized cost approximates market value and does not take into account unrealized gains or losses or the impact of fluctuating interest rates. Variable rate instruments purchased at par are valued at cost which approximates market value. Investment transactions are generally accounted for on trade date.

        (b) Yield to maturity is calculated at date of purchase for commercial paper. For variable rate securities, the yield to maturity is calculated based on current interest rate and payment frequency.

        (c) The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases investments which have maturities of 397 days or less. As of June 30, 1998, the Fund's dollar-weighted average portfolio maturity was 41 days. Days to maturity on variable rate securities are based on the number of days until the interest reset date or demand feature, whichever is longer.

        (d) It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax or excise tax provision is required.

        (e) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from estimates.

(2)  INVESTMENT ADVISER AND MANAGEMENT AGREEMENT -

        The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser at an annual rate of .30 of 1% of the daily average net asset value of the Fund. The adviser will reimburse the Fund if total operating expenses (other than the management fee) incurred by the Fund exceed .50 of 1% of the average net assets for the year. At June 30, 1998, the Fund owed Nicholas
        Company, Inc. $34,161 for advisory services.



                      OFFICERS AND DIRECTORS

                        ALBERT O. NICHOLAS
                     President,  and Director

                        FREDERICK F. HANSEN
                             Director

                         JAY H. ROBERTSON
                             Director

                         MELVIN L. SCHULTZ
                             Director

                         DAVID L. JOHNSON
                     Executive Vice President

                         THOMAS J. SAEGER
              Executive Vice President and Secretary

                          JEFFREY T. MAY
                 Senior Vice President and Treasurer

                         DAVID O. NICHOLAS
                        Senior Vice President

                         LYNN S. NICHOLAS
                          Vice President

                         KATHLEEN A. EVANS
                          Vice President

                         CANDACE L. LESAK
                          Vice President
                   Custodian and Transfer Agent

                        INVESTMENT ADVISOR
                       NICHOLAS COMPANY, INC.
                    414-272-6133 OR 800-227-5987

                       FIRSTAR TRUST COMPANY
                           Milwaukee, WI
                          (414) 276-0535

                              COUNSEL
                     MICHAEL, BEST & FRIEDRICH
                          Milwaukee, WI

                             AUDITORS
                        ARTHUR ANDERSEN LLP
                          Milwaukee, WI



  This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective
                            prospectus.

NICHOLAS MONEY MARKET FUND
700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com


JUNE 30, 1998


